Supplement to the
Fidelity® Advisor Floating Rate
High Income Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities, and other floating rate securities.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

FMR normally invests at least 80% of the fund's assets in floating rate loans and other floating rate securities. FMR defines floating rate securities as floating rate loans, other floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. Many floating rate loans are lower-quality. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The new "Shareholder Notice" heading and the following information directly follow the Advisor Floating Rate High Income Fund paragraph found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 9.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Advisor Floating Rate High Income Fund normally invests at least 80% of its assets in floating rate loans and other floating rate securities.

AFR-02-01 July 10, 2002
1.746476.109

Supplement to the
Fidelity® Advisor
Floating Rate High Income Fund
Institutional Class
December 29, 2001 Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities, and other floating rate securities.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 6.

FMR normally invests at least 80% of the fund's assets in floating rate loans and other floating rate securities. FMR defines floating rate securities as floating rate loans, other floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. Many floating rate loans are lower-quality. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The new "Shareholder Notice" heading and the following information directly follow the Advisor Floating Rate High Income Fund paragraph found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 8.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Advisor Floating Rate High Income Fund normally invests at least 80% of its assets in floating rate loans and other floating rate securities.

AFRI-02-01 July 10, 2002
1.746477.109